FINANCIAL ASSETS AT AMORTISED COST - Schedule of Retail Mortgages (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance allowance for expected credit losses	£ 4,042
Exchange and other adjustments	(88)	£ 39	£ (17)
Impact of transfers between stages	914	(67)	1,469
Other changes in credit quality	553	(447)	2,327
Additions and repayments	(118)	818	(197)
Methodology and model changes	(63)	(42)	152
Ending balance allowance for expected credit losses	4,903	4,042
Net carrying amount, loans and advances to customers	454,899	448,567
UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages		0
Stage 1 £m | UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 1		0
Stage 2 £m | UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 2		0
Stage 3 £m | UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 3		0
UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance allowance for expected credit losses	836	1,024
Exchange and other adjustments	93	139
Impact of transfers between stages	327	74
Other changes in credit quality	159	(124)
Additions and repayments	(95)	(164)
Methodology and model changes	(96)	(57)
Credit to the income statement	295
(Credit) charge to the income statement		(271)
Advances written off	(41)	(65)
Recoveries of advances written off in previous years	24	9
Ending balance allowance for expected credit losses	1,207	836	1,024
UK mortgages | Stage 1 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance allowance for expected credit losses	48	104
Exchange and other adjustments	0	0
Impact of transfers between stages	(11)	3
Other changes in credit quality	36	(14)
Additions and repayments	18	8
Methodology and model changes	0	(53)
Credit to the income statement	43
(Credit) charge to the income statement		(56)
Ending balance allowance for expected credit losses	91	48	104
UK mortgages | Stage 2 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance allowance for expected credit losses	394	468
Exchange and other adjustments	0	0
Impact of transfers between stages	189	20
Other changes in credit quality	(9)	(32)
Additions and repayments	(10)	(52)
Methodology and model changes	(12)	(10)
Credit to the income statement	158
(Credit) charge to the income statement		(74)
Ending balance allowance for expected credit losses	552	394	468
UK mortgages | Stage 3 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance allowance for expected credit losses	184	191
Exchange and other adjustments	28	18
Impact of transfers between stages	149	51
Other changes in credit quality	54	(30)
Additions and repayments	(45)	(33)
Methodology and model changes	(55)	6
Credit to the income statement	103
(Credit) charge to the income statement		(6)
Advances written off	(28)	(28)
Recoveries of advances written off in previous years	24	9
Ending balance allowance for expected credit losses	311	184	191
UK mortgages | POCI £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance allowance for expected credit losses	210	261
Exchange and other adjustments	65	121
Other changes in credit quality	78	(48)
Additions and repayments	(58)	(87)
Methodology and model changes	(29)	0
(Credit) charge to the income statement	(9)	(135)
Advances written off	(13)	(37)
Recoveries of advances written off in previous years	0	0
Ending balance allowance for expected credit losses	253	210	261
Retail – credit cards
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance allowance for expected credit losses	442	766
Exchange and other adjustments	(10)	7
Impact of transfers between stages	232	2
Other changes in credit quality	264	115
Additions and repayments	27	(90)
Methodology and model changes	33	0
Credit to the income statement	556	27
Advances written off	(413)	(444)
Recoveries of advances written off in previous years	91	86
Ending balance allowance for expected credit losses	666	442	766
Retail – credit cards | Stage 1 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance allowance for expected credit losses	96	155
Exchange and other adjustments	4	7
Impact of transfers between stages	3	61
Other changes in credit quality	15	(65)
Additions and repayments	(1)	(62)
Methodology and model changes	3	0
Credit to the income statement	20
(Credit) charge to the income statement		(66)
Ending balance allowance for expected credit losses	120	96	155
Retail – credit cards | Stage 2 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance allowance for expected credit losses	218	458
Exchange and other adjustments	2	13
Impact of transfers between stages	131	(185)
Other changes in credit quality	22	(50)
Additions and repayments	33	(18)
Methodology and model changes	27	0
Credit to the income statement	213
(Credit) charge to the income statement		(253)
Ending balance allowance for expected credit losses	433	218	458
Retail – credit cards | Stage 3 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance allowance for expected credit losses	128	153
Exchange and other adjustments	(16)	(13)
Impact of transfers between stages	98	126
Other changes in credit quality	227	230
Additions and repayments	(5)	(10)
Methodology and model changes	3	0
Credit to the income statement	323	346
Advances written off	(413)	(444)
Recoveries of advances written off in previous years	91	86
Ending balance allowance for expected credit losses	113	128	153
UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	0
UK mortgages | Stage 1 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 1	0
UK mortgages | Stage 2 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 2	0
UK mortgages | Stage 3 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 3	0
Stage 1 £m | UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	0	0
Stage 1 £m | UK mortgages | Stage 1 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	28	66
Stage 1 £m | UK mortgages | Stage 2 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	(27)	(66)
Stage 1 £m | UK mortgages | Stage 3 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	(1)	0
Stage 1 £m | Retail – credit cards
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	0	0
Stage 1 £m | Retail – credit cards | Stage 1 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	48	190
Stage 1 £m | Retail – credit cards | Stage 2 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	(47)	(188)
Stage 1 £m | Retail – credit cards | Stage 3 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	(1)	(2)
Stage 2 £m | UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	0	0
Stage 2 £m | UK mortgages | Stage 1 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	(14)	(5)
Stage 2 £m | UK mortgages | Stage 2 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	25	37
Stage 2 £m | UK mortgages | Stage 3 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	(11)	(32)
Stage 2 £m | Retail – credit cards
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	0	0
Stage 2 £m | Retail – credit cards | Stage 1 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	(16)	(10)
Stage 2 £m | Retail – credit cards | Stage 2 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	36	34
Stage 2 £m | Retail – credit cards | Stage 3 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	(20)	(24)
Stage 3 £m | UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	0	0
Stage 3 £m | UK mortgages | Stage 1 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	0	0
Stage 3 £m | UK mortgages | Stage 2 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	(63)	(35)
Stage 3 £m | UK mortgages | Stage 3 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	63	35
Stage 3 £m | Retail – credit cards
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	0	0
Stage 3 £m | Retail – credit cards | Stage 1 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	(3)	(4)
Stage 3 £m | Retail – credit cards | Stage 2 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	(43)	(77)
Stage 3 £m | Retail – credit cards | Stage 3 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	46	81
Impact of transfers between stages | UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	327	74
Impact of transfers between stages | UK mortgages | Stage 1 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	(25)	(58)
Impact of transfers between stages | UK mortgages | Stage 2 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	254	84
Impact of transfers between stages | UK mortgages | Stage 3 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	98	48
Impact of transfers between stages | Retail – credit cards
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	232	2
Impact of transfers between stages | Retail – credit cards | Stage 1 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	(26)	(115)
Impact of transfers between stages | Retail – credit cards | Stage 2 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	185	46
Impact of transfers between stages | Retail – credit cards | Stage 3 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	73	71
Stage 1 £m | UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance retail mortgages gross carrying amount	273,629	251,418
Beginning balance allowance for expected credit losses	48
Exchange and other adjustments	0	0
Impact of transfers between stages	(21,380)	3,032
Additions and repayments	5,268	19,179
Ending balance retail mortgages gross carrying amount	257,517	273,629	251,418
Ending balance allowance for expected credit losses	91	48
Net carrying amount, loans and advances to customers	257,426	273,581
Stage 1 £m | Retail – credit cards
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance allowance for expected credit losses	96
Exchange and other adjustments	(13)	(29)
Impact of transfers between stages	(934)	960
Additions and repayments	445	(314)
Ending balance allowance for expected credit losses	120	96
Net carrying amount, loans and advances to customers	£ 11,296	11,822
Drawn ECL coverage (%)	1.10%
Stage 1 £m | Stage 1 £m | UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 1	£ 5,107	10,109
Stage 1 £m | Stage 1 £m | Retail – credit cards
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 1	569	1,610
Stage 1 £m | Stage 2 £m | UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 2	(26,043)	(6,930)
Stage 1 £m | Stage 2 £m | Retail – credit cards
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 2	(1,319)	(513)
Stage 1 £m | Stage 3 £m | UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 3	(444)	(147)
Stage 1 £m | Stage 3 £m | Retail – credit cards
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 3	£ (184)	£ (137)
Stage 1 £m | UK mortgages | UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Drawn ECL coverage (%)	0.00%	0.00%
Stage 1 £m | Retail – credit cards | Retail – credit cards
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Drawn ECL coverage (%)		0.80%
Stage 2 £m | UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance retail mortgages gross carrying amount	£ 21,798	£ 29,018
Beginning balance allowance for expected credit losses	394
Exchange and other adjustments	0	0
Impact of transfers between stages	19,315	(3,622)
Additions and repayments	670	(3,598)
Ending balance retail mortgages gross carrying amount	41,783	21,798	29,018
Ending balance allowance for expected credit losses	552	394
Net carrying amount, loans and advances to customers	41,231	21,404
Stage 2 £m | Retail – credit cards
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance allowance for expected credit losses	218
Exchange and other adjustments	(2)	(7)
Impact of transfers between stages	601	(1,306)
Additions and repayments	611	117
Ending balance allowance for expected credit losses	433	218
Net carrying amount, loans and advances to customers	£ 2,854	1,859
Drawn ECL coverage (%)	13.20%
Stage 2 £m | Stage 1 £m | UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 1	£ (5,096)	(10,105)
Stage 2 £m | Stage 1 £m | Retail – credit cards
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 1	(566)	(1,605)
Stage 2 £m | Stage 2 £m | UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 2	26,204	7,425
Stage 2 £m | Stage 2 £m | Retail – credit cards
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 2	1,358	558
Stage 2 £m | Stage 3 £m | UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 3	(1,793)	(942)
Stage 2 £m | Stage 3 £m | Retail – credit cards
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 3	£ (191)	£ (259)
Stage 2 £m | UK mortgages | UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Drawn ECL coverage (%)	1.30%	1.80%
Stage 2 £m | Retail – credit cards | Retail – credit cards
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Drawn ECL coverage (%)		10.50%
Stage 3 £m | UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance retail mortgages gross carrying amount	£ 1,940	£ 1,859
Beginning balance allowance for expected credit losses	184
Exchange and other adjustments	0	0
Impact of transfers between stages	2,065	590
Additions and repayments	(585)	(490)
Advances written off	(28)	(28)
Recoveries of advances written off in previous years	24	9
Ending balance retail mortgages gross carrying amount	3,416	1,940	1,859
Ending balance allowance for expected credit losses	311	184
Net carrying amount, loans and advances to customers	3,105	1,756
Stage 3 £m | Retail – credit cards
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance allowance for expected credit losses	128
Exchange and other adjustments	0	(1)
Impact of transfers between stages	333	346
Additions and repayments	(14)	(35)
Advances written off	(413)	(444)
Recoveries of advances written off in previous years	91	86
Ending balance allowance for expected credit losses	113	128
Net carrying amount, loans and advances to customers	£ 176	164
Drawn ECL coverage (%)	39.10%
Stage 3 £m | Stage 1 £m | UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 1	£ (11)	(4)
Stage 3 £m | Stage 1 £m | Retail – credit cards
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 1	(3)	(5)
Stage 3 £m | Stage 2 £m | UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 2	(161)	(495)
Stage 3 £m | Stage 2 £m | Retail – credit cards
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 2	(39)	(45)
Stage 3 £m | Stage 3 £m | UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 3	2,237	1,089
Stage 3 £m | Stage 3 £m | Retail – credit cards
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 3	£ 375	£ 396
Stage 3 £m | UK mortgages | UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Drawn ECL coverage (%)	9.10%	9.50%
Stage 3 £m | Retail – credit cards | Retail – credit cards
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Drawn ECL coverage (%)		43.80%
POCI £m | UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance retail mortgages gross carrying amount	£ 10,977	£ 12,511
Beginning balance allowance for expected credit losses	210
Exchange and other adjustments	12	68
Additions and repayments	(1,354)	(1,565)
Advances written off	(13)	(37)
Recoveries of advances written off in previous years	0	0
Ending balance retail mortgages gross carrying amount	9,622	10,977	12,511
Ending balance allowance for expected credit losses	253	210
Net carrying amount, loans and advances to customers	£ 9,369	£ 10,767
POCI £m | UK mortgages | UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Drawn ECL coverage (%)	2.60%	1.90%
UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance retail mortgages gross carrying amount	£ 308,344	£ 294,806
Beginning balance allowance for expected credit losses	836
Exchange and other adjustments	12	68
Additions and repayments	3,999	13,526
Advances written off	(41)	(65)
Recoveries of advances written off in previous years	24	9
Ending balance retail mortgages gross carrying amount	312,338	308,344	£ 294,806
Ending balance allowance for expected credit losses	1,207	836
Net carrying amount, loans and advances to customers	£ 311,131	£ 307,508
UK mortgages | UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Drawn ECL coverage (%)	0.40%	0.30%
Retail – credit cards
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance allowance for expected credit losses	£ 442
Exchange and other adjustments	(15)	£ (37)
Additions and repayments	1,042	(232)
Advances written off	(413)	(444)
Recoveries of advances written off in previous years	91	86
Ending balance allowance for expected credit losses	666	442
Net carrying amount, loans and advances to customers	£ 14,326	£ 13,845
Drawn ECL coverage (%)	4.40%
Retail – credit cards | Retail – credit cards
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Drawn ECL coverage (%)		3.10%